STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF FINANCIAL CONDITION
Restricted cash	$ 96,102,994	$ 70,036,099
Units outstanding	679,544,349	593,821,837